Fair Value Measurements (Details) - USD ($) $ / shares in Units, $ in Thousands				9 Months Ended		12 Months Ended
	Jan. 28, 2025	Dec. 31, 2024	Nov. 14, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Fair Value Measurements [Line Items]
Cash received	$ 132			$ 132
Derivative feature estimated amount		$ 1,551				$ 1,551
Volatility rate				92.00%		90.00%
Risk-free rate				3.95%		4.09%
Term				5 years 2 months 12 days		4 years 10 months 24 days
Embedded derivative liability		$ 80				$ 80
First Convertible Notes [Member]
Fair Value Measurements [Line Items]
Embedded derivative liability				703
Second Convertible Notes [Member]
Fair Value Measurements [Line Items]
Embedded derivative liability				243
Monte Carlo Simulation [Member]
Fair Value Measurements [Line Items]
Stock price		$ 53.7				$ 53.7
Convertible Note [Member]
Fair Value Measurements [Line Items]
Derivative feature estimated amount		$ 80		$ 0		$ 80
Convertible Note [Member] | Monte Carlo Simulation [Member]
Fair Value Measurements [Line Items]
Stock price			$ 173.1
Estimated future price		$ 61.8	$ 130.8			$ 61.8
Volatility rate						99.00%
Risk-free rate						4.18%
Term						10 months 24 days
Convertible Notes Payable [Member]
Fair Value Measurements [Line Items]
Derivative feature estimated amount		$ 69				$ 69
Convertible Notes Payable [Member] | Monte Carlo Simulation [Member]
Fair Value Measurements [Line Items]
Estimated future price		$ 61.8				$ 61.8
Volatility rate			90.00%
Risk-free rate		4.18%	4.31%
Term			1 year
Maximum [Member]
Fair Value Measurements [Line Items]
Derivative feature estimated amount		$ 11				$ 11
Expected volatility [Member] | Maximum [Member] | Monte Carlo Simulation [Member]
Fair Value Measurements [Line Items]
Volatility rate		99.00%
Measurement Input, Expected Term [Member] | Convertible Notes Payable [Member] | Monte Carlo Simulation [Member]
Fair Value Measurements [Line Items]
Term		10 months 24 days